Securities - Summary of Securities (Detail) - CAD ($) $ in Millions	Jan. 31, 2023	Oct. 31, 2022
Disclosure of detailed information about financial instruments [abstract]
Securities measured and designated at FVOCI	$ 57,672	$ 56,099
Securities measured at amortized cost	59,971	52,484
Securities mandatorily measured and designated at FVTPL	69,707	67,296
Total financial securities	$ 187,350	$ 175,879